Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Current Assets
Cash and cash equivalents	$ 1,150,042	$ 4,966,839
Restricted cash	338,712	338,712
Accounts receivable, net	85,279	36,503
Other receivable	473,271	107,179
Prepaid expenses	1,305,935	2,326,185
Inventory	48,470	41,185
Income tax receivable	889,766	894,743
Total current assets	4,291,475	8,711,346
Non-current assets
Property and equipment, net	1,597,823	2,041,242
Long-term prepaids	7,500,023
Intangible assets	4,464,226	4,686,228
Right-of-use assets	2,785,008	1,117,554
Goodwill	2,652,772	2,652,766
Total assets	23,291,327	19,209,136
Current liabilities
Accounts payable and other liabilities	3,233,471	2,121,051
Loan payable	409,956
Income tax payable	4,294	1,872
Lease liabilities – current	641,254	559,375
Deferred revenue	5,332,194	4,057,517
Total current liabilities	9,761,169	6,879,815
Non-current liabilities
Lease liabilities – non current	2,181,769	571,131
Deferred income tax liabilities	470,468	824,480
Total liabilities	12,413,406	8,275,426
Commitments and contingencies
Shareholders’ equity
Common shares, US$0.0015873 par value, 31,500,000 shares authorized, 13,113,173 and 11,998,173 shares issued and outstanding as of September 30, 2024 and 2023, respectively	20,814	19,045
Additional paid-in capital	20,142,071	18,129,000
Deficit	(14,958,678)	(8,968,555)
Accumulated other comprehensive loss	(35,803)	(36,284)
Total shareholders’ equity	5,168,404	9,143,206
Non-controlling interests	5,709,517	1,790,504
Total liabilities and shareholders’ equity	23,291,327	19,209,136
Related Party
Current liabilities
Due to related party	$ 140,000	$ 140,000